UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	4-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

April 30, 2013

Legacy Focused Large Cap - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 100.1%

AEROSPACE AND DEFENSE — 8.4%
B/E Aerospace, Inc.(1)	2,879	180,628
Northrop Grumman Corp.	2,678	202,832
Raytheon Co.	3,058	187,700

		571,160

AIR FREIGHT AND LOGISTICS — 2.4%
FedEx Corp.	1,747	164,235

AIRLINES — 0.6%
Delta Air Lines, Inc.(1)	2,426	41,582

BIOTECHNOLOGY — 3.4%
Amgen, Inc.	2,220	231,346

CAPITAL MARKETS — 5.3%
Affiliated Managers Group, Inc.(1)	1,084	168,757
SEI Investments Co.	6,560	188,010

		356,767

CHEMICALS — 1.5%
LyondellBasell Industries NV, Class A	1,695	102,886

COMMERCIAL SERVICES AND SUPPLIES — 3.1%
Waste Management, Inc.	5,058	207,277

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	8,016	167,695

COMPUTERS AND PERIPHERALS — 2.6%
Apple, Inc.	403	178,428

CONSUMER FINANCE — 2.5%
Discover Financial Services	3,839	167,918

ELECTRIC UTILITIES — 1.5%
Duke Energy Corp.	1,339	100,693

FOOD AND STAPLES RETAILING — 8.3%
CVS Caremark Corp.	3,254	189,318
Kroger Co. (The)	4,895	168,290
Wal-Mart Stores, Inc.	2,665	207,124

		564,732

FOOD PRODUCTS — 4.6%
Green Mountain Coffee Roasters, Inc.(1)	2,109	121,057
Kraft Foods Group, Inc.	3,657	188,299

		309,356

HEALTH CARE PROVIDERS AND SERVICES — 8.4%
Cardinal Health, Inc.	4,033	178,339
UnitedHealth Group, Inc.	3,223	193,154
WellPoint, Inc.	2,695	196,520

		568,013

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Las Vegas Sands Corp.	818	46,012

McDonald's Corp.	1,762	179,971

		225,983

HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co. (The)	295	22,647

INSURANCE — 8.4%
Marsh & McLennan Cos., Inc.	5,143	195,485
Progressive Corp. (The)	7,691	194,505
Prudential Financial, Inc.	3,037	183,496

		573,486

INTERNET SOFTWARE AND SERVICES — 1.7%
Google, Inc. Class A(1)	136	112,142

IT SERVICES — 2.7%
International Business Machines Corp.	922	186,742

MEDIA — 0.7%
Charter Communications, Inc., Class A(1)	484	48,758

METALS AND MINING — 3.0%
Freeport-McMoRan Copper & Gold, Inc.	1,101	33,503
Rio Tinto plc ADR	3,692	170,054

		203,557

MULTI-UTILITIES — 2.8%
Consolidated Edison, Inc.	2,976	189,422

OIL, GAS AND CONSUMABLE FUELS — 12.4%
Chevron Corp.	1,616	197,168
Devon Energy Corp.	2,571	141,559
EOG Resources, Inc.	1,328	160,901
Exxon Mobil Corp.	2,100	186,879
Occidental Petroleum Corp.	1,711	152,724

		839,231

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Equity Residential	1,252	72,691

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.2%
Micron Technology, Inc.(1)	8,533	80,381

SPECIALTY RETAIL — 1.9%
TJX Cos., Inc. (The)	2,715	132,411

TOBACCO — 2.8%
Lorillard, Inc.	4,384	188,030

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
SBA Communications Corp., Class A(1)	2,351	185,705

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,243,063)		6,793,274

OTHER ASSETS AND LIABILITIES — (0.1)%		(3,869)

TOTAL NET ASSETS — 100.0%		$6,789,405

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,267,963
Gross tax appreciation of investments	$613,124
Gross tax depreciation of investments	(87,813)
Net tax appreciation (depreciation) of investments	$525,311

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

April 30, 2013

Legacy Large Cap - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 8.8%
Boeing Co. (The)	2,088	190,864
Lockheed Martin Corp.	980	97,108
Northrop Grumman Corp.	1,826	138,301
Raytheon Co.	2,754	169,041

		595,314

AIR FREIGHT AND LOGISTICS — 3.7%
FedEx Corp.	828	77,840
United Parcel Service, Inc., Class B	2,022	173,569

		251,409

BIOTECHNOLOGY — 2.1%
Amgen, Inc.	1,343	139,954

CAPITAL MARKETS — 0.4%
Affiliated Managers Group, Inc.(1)	167	25,999

CHEMICALS — 2.4%
BASF SE ADR	1,182	110,280
LyondellBasell Industries NV, Class A	891	54,084

		164,364

COMMERCIAL SERVICES AND SUPPLIES — 2.1%
Stericycle, Inc.(1)	1,281	138,758

COMPUTERS AND PERIPHERALS — 5.2%
Apple, Inc.	333	147,436
Hewlett-Packard Co.	6,034	124,300
Seagate Technology plc	2,153	79,015

		350,751

DIVERSIFIED FINANCIAL SERVICES — 1.7%
IntercontinentalExchange, Inc.(1)	707	115,192

FOOD AND STAPLES RETAILING — 9.5%
CVS Caremark Corp.	2,439	141,901
Kroger Co. (The)	5,335	183,417
Wal-Mart Stores, Inc.	2,667	207,279
Walgreen Co.	2,109	104,417

		637,014

FOOD PRODUCTS — 2.3%
Green Mountain Coffee Roasters, Inc.(1)	2,667	153,086

HEALTH CARE PROVIDERS AND SERVICES — 6.5%
Cardinal Health, Inc.	3,530	156,097
UnitedHealth Group, Inc.	2,744	164,448
WellPoint, Inc.	1,606	117,109

		437,654

HOTELS, RESTAURANTS AND LEISURE — 5.2%
McDonald's Corp.	1,389	141,872
Panera Bread Co., Class A(1)	601	106,515

Yum! Brands, Inc.	1,498	102,044

		350,431

HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive Co.	1,286	153,561

INTERNET SOFTWARE AND SERVICES — 4.4%
CoStar Group, Inc.(1)	954	103,423
Facebook, Inc. Class A(1)	1,821	50,551
Google, Inc. Class A(1)	174	143,475

		297,449

IT SERVICES — 7.6%
Accenture plc, Class A	2,172	176,888
International Business Machines Corp.	943	190,995
Visa, Inc., Class A	870	146,560

		514,443

MACHINERY — 1.7%
Caterpillar, Inc.	1,336	113,119

MEDIA — 1.9%
DIRECTV(1)	2,222	125,676

METALS AND MINING — 1.3%
Rio Tinto plc ADR	1,883	86,731

MULTI-UTILITIES — 1.0%
Dominion Resources, Inc.	1,108	68,341

MULTILINE RETAIL — 0.6%
Macy's, Inc.	944	42,102

OIL, GAS AND CONSUMABLE FUELS — 4.5%
Cabot Oil & Gas Corp.	1,327	90,302
EOG Resources, Inc.	599	72,575
Exxon Mobil Corp.	1,559	138,736

		301,613

PHARMACEUTICALS — 4.3%
AbbVie, Inc.	3,533	162,695
Bristol-Myers Squibb Co.	3,253	129,209

		291,904

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
Equity Residential	2,077	120,591

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Micron Technology, Inc.(1)	6,085	57,321
Texas Instruments, Inc.	2,064	74,737

		132,058

SOFTWARE — 9.0%
CommVault Systems, Inc.(1)	1,838	135,167
Intuit, Inc.	1,781	106,219
Microsoft Corp.	5,134	169,935
NetSuite, Inc.(1)	2,229	196,063

		607,384

SPECIALTY RETAIL — 2.9%
L Brands, Inc.	1,209	60,946

TJX Cos., Inc. (The)	2,783	135,727

		196,673

TOBACCO — 2.3%
Lorillard, Inc.	3,612	154,919

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
NTT DoCoMo, Inc. ADR	991	16,421
SBA Communications Corp., Class A(1)	1,202	94,946

		111,367

TOTAL COMMON STOCKS (Cost $5,792,455)		6,677,857

TEMPORARY CASH INVESTMENTS — 1.7%

SSgA U.S. Government Money Market Fund	399	399
Federal Home Loan Bank Discount Notes, 0.00%, 5/1/13(2)	114,000	114,000

TOTAL TEMPORARY CASH INVESTMENTS (Cost $114,399)		114,399

TOTAL INVESTMENT SECURITIES — 100.9% (Cost $5,906,854)		6,792,256

OTHER ASSETS AND LIABILITIES — (0.9)%		(59,065)

TOTAL NET ASSETS — 100.0%		$6,733,191

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	6,677,857	—	—
Temporary Cash Investments	399	114,000	—

Total Value of Investment Securities	6,678,256	114,000	—

3. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,910,228
Gross tax appreciation of investments	$948,252
Gross tax depreciation of investments	(66,224)
Net tax appreciation (depreciation) of investments	$882,028

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

April 30, 2013

Legacy Multi Cap - Schedule of Investments
APRIL 30, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 5.1%
General Dynamics Corp.	1,368	101,177
L-3 Communications Holdings, Inc.	633	51,431
Lockheed Martin Corp.	1,190	117,917
Northrop Grumman Corp.	1,313	99,447
Rockwell Collins, Inc.	1,285	80,852

		450,824

AIR FREIGHT AND LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	1,262	108,330

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	113	6,965

AUTOMOBILES — 0.7%
Tesla Motors, Inc.(1)	1,156	62,412

BEVERAGES — 1.8%
Boston Beer Co., Inc., Class A(1)	517	87,539
Dr Pepper Snapple Group, Inc.	1,474	71,975

		159,514

CAPITAL MARKETS — 0.9%
Affiliated Managers Group, Inc.(1)	498	77,529

CHEMICALS — 1.3%
American Vanguard Corp.	3,064	88,366
CVR Partners LP	1,116	29,362

		117,728

COMMERCIAL SERVICES AND SUPPLIES — 1.1%
Stericycle, Inc.(1)	885	95,863

COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	5,011	104,830
Harris Corp.	2,294	105,983

		210,813

COMPUTERS AND PERIPHERALS — 4.5%
Apple, Inc.	216	95,634
Hewlett-Packard Co.	2,939	60,543
Lexmark International, Inc., Class A	1,473	44,647
Seagate Technology plc	2,591	95,090
Western Digital Corp.	1,694	93,644

		389,558

CONSTRUCTION MATERIALS — 0.8%
Martin Marietta Materials, Inc.	698	70,491

CONTAINERS AND PACKAGING — 0.9%
Packaging Corp. of America	1,575	74,907

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	541	28,154

DIVERSIFIED CONSUMER SERVICES — 0.6%
K12, Inc.(1)	1,906	48,546

DIVERSIFIED FINANCIAL SERVICES — 2.2%
IntercontinentalExchange, Inc.(1)	610	99,387
MarketAxess Holdings, Inc.	2,236	94,628

		194,015

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
CenturyLink, Inc.	579	21,753
Verizon Communications, Inc.	1,357	73,156

		94,909

ELECTRIC UTILITIES — 3.3%
Duke Energy Corp.	950	71,440
ITC Holdings Corp.	776	71,563
PPL Corp.	2,842	94,866
Xcel Energy, Inc.	1,612	51,245

		289,114

ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	1,010	56,065

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
AVX Corp.	3,972	44,923
Plexus Corp.(1)	1,900	51,243

		96,166

ENERGY EQUIPMENT AND SERVICES — 2.0%
Ensco plc Class A	1,589	91,654
Unit Corp.(1)	1,983	83,345

		174,999

FOOD AND STAPLES RETAILING — 5.7%
CVS Caremark Corp.	1,615	93,961
Kroger Co. (The)	3,491	120,020
United Natural Foods, Inc.(1)	389	19,427
Wal-Mart Stores, Inc.	1,626	126,373
Walgreen Co.	2,863	141,747

		501,528

FOOD PRODUCTS — 2.7%
Cal-Maine Foods, Inc.	1,148	48,997
General Mills, Inc.	269	13,563
Kraft Foods Group, Inc.	1,642	84,547
TreeHouse Foods, Inc.(1)	1,388	88,429

		235,536

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Becton Dickinson and Co.	1,266	119,384

HEALTH CARE PROVIDERS AND SERVICES — 9.1%
Aetna, Inc.	762	43,769
AmerisourceBergen Corp.	1,474	79,773
Amsurg Corp.(1)	2,558	85,847
Cardinal Health, Inc.	2,319	102,546
DaVita HealthCare Partners, Inc.(1)	705	83,648

Magellan Health Services, Inc.(1)	1,707	87,330
Molina Healthcare, Inc.(1)	2,943	97,708
UnitedHealth Group, Inc.	1,697	101,701
WellPoint, Inc.	1,587	115,724

		798,046

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Bally Technologies, Inc.(1)	1,323	70,490
Buffalo Wild Wings, Inc.(1)	422	37,980
McDonald's Corp.	967	98,769

		207,239

HOUSEHOLD PRODUCTS — 0.6%
Kimberly-Clark Corp.	536	55,310

INSURANCE — 6.0%
ACE Ltd.	807	71,936
Cincinnati Financial Corp.	1,639	80,164
CNO Financial Group, Inc.	10,951	123,965
Fairfax Financial Holdings Ltd.	105	42,061
Progressive Corp. (The)	4,780	120,886
StanCorp Financial Group, Inc.	2,095	90,462

		529,474

IT SERVICES — 3.7%
CACI International, Inc., Class A(1)	1,484	86,799
Computer Sciences Corp.	3,085	144,532
International Business Machines Corp.	448	90,738

		322,069

MACHINERY — 1.9%
Caterpillar, Inc.	1,004	85,009
Parker-Hannifin Corp.	942	83,433

		168,442

MEDIA — 3.5%
AMC Networks, Inc.(1)	1,417	89,285
Charter Communications, Inc., Class A(1)	499	50,269
Madison Square Garden Co. (The), Class A(1)	1,210	72,927
Time Warner Cable, Inc.	1,019	95,674

		308,155

METALS AND MINING — 2.0%
Newmont Mining Corp.	815	26,406
Rio Tinto plc ADR	1,766	81,342
Vale SA ADR	3,930	67,164

		174,912

MULTI-UTILITIES — 0.7%
Consolidated Edison, Inc.	1,013	64,477

MULTILINE RETAIL — 1.3%
Target Corp.	1,675	118,188

OIL, GAS AND CONSUMABLE FUELS — 7.5%
Cabot Oil & Gas Corp.	1,111	75,603
Chevron Corp.	914	111,517
Energy Transfer Partners LP	1,440	71,698

Exxon Mobil Corp.	1,096	97,533
Kinder Morgan, Inc.	1,751	68,464
Occidental Petroleum Corp.	849	75,782
Plains All American Pipeline LP	1,473	84,580
Rosetta Resources, Inc.(1)	1,710	73,376

		658,553

PERSONAL PRODUCTS — 0.8%
Nu Skin Enterprises, Inc., Class A	1,372	69,602

PHARMACEUTICALS — 0.8%
AstraZeneca plc ADR	1,397	72,532

REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.5%
American Campus Communities, Inc.	1,811	80,843
Camden Property Trust	454	32,842
Duke Realty Corp.	1,637	28,877
Equity Residential	1,522	88,367
Essex Property Trust, Inc.	264	41,461
Kimco Realty Corp.	3,765	89,532
PS Business Parks, Inc.	662	52,828
Rayonier, Inc.	2,353	139,815
Regency Centers Corp.	1,747	98,286

		652,851

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.0%
Micron Technology, Inc.(1)	9,219	86,843

SOFTWARE — 2.8%
CommVault Systems, Inc.(1)	1,193	87,733
Microsoft Corp.	3,539	117,141
NetSuite, Inc.(1)	419	36,855

		241,729

SPECIALTY RETAIL — 1.7%
Childrens Place Retail Stores, Inc. (The)(1)	1,161	56,796
Genesco, Inc.(1)	1,448	89,125

		145,921

THRIFTS AND MORTGAGE FINANCE — 1.0%
Ocwen Financial Corp.(1)	2,306	84,353

TOBACCO — 1.1%
Lorillard, Inc.	2,145	91,999

TRADING COMPANIES AND DISTRIBUTORS — 0.6%
Watsco, Inc.	580	48,940

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
SBA Communications Corp., Class A(1)	1,214	95,894

TOTAL COMMON STOCKS (Cost $7,515,258)		8,658,879

TEMPORARY CASH INVESTMENTS — 0.8%

SSgA U.S. Government Money Market Fund (Cost $68,160)	68,160	68,160

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $7,583,418)	8,727,039

OTHER ASSETS AND LIABILITIES — 0.3%	26,700

TOTAL NET ASSETS — 100.0%	$8,753,739

Notes to Schedule of Investments

ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,584,988
Gross tax appreciation of investments	$1,219,981
Gross tax depreciation of investments	(77,930)
Net tax appreciation (depreciation) of investments	$1,142,051

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2013